Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 3,522	¥ 2,833
Transfers out of level 1	3,086	3,103
Impairments		112,069
All Other | Battery Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 30,643
All Other | Battery Business Asset Group | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate			10.00%
All Other | Battery Business Asset Group | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate			0.00%
All Other | Battery Business Asset Group | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate			14.00%
Semiconductors | Camera Module Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		¥ 23,860	¥ 59,616
Semiconductors | Camera Module Business Asset Group | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate		10.00%	10.00%
Semiconductors | Camera Module Business Asset Group | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		(1.00%)	0.00%
Semiconductors | Camera Module Business Asset Group | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		8.00%	108.00%
Mobile Communications | Smartphone Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 31,341
Mobile Communications | Smartphone Business Asset Group | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	8.50%
Mobile Communications | Smartphone Business Asset Group | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	(8.00%)
Mobile Communications | Smartphone Business Asset Group | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	6.00%
Pictures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments		¥ 112,069
Pictures | Production and Distribution
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments		¥ 112,069
Pictures | Production and Distribution | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate		9.50%
Fair value measurements, earnings multiple		9
Pictures | Production and Distribution | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		3.00%
Pictures | Production and Distribution | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		4.50%